Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net (loss) income		$ (178,501)	$ (41,466)	$ 135,713
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization		73,732	49,811	36,871
Amortization of deferred charges and debt guarantee		(2,073)	2,459	1,120
Equity in net earnings of affiliates		(16,454)	(19,408)	(15,821)
Gain on disposals to Golar Partners	[1]	(102,884)	(43,783)	(65,619)
Loss on sale of vessel		5,824	0	0
Impairment of vessel held-for-sale		1,032	0	0
Dividend income from available-for-sale and cost investments recognized in operating income		(15,524)	(27,203)	(30,960)
Dividends received		52,800	61,967	64,198
Loss on disposal of available-for-sale securities		3,011	0	754
Gain on disposal of high yield bond in Golar Partners		0	0	(841)
Compensation cost related to stock options		4,125	1,619	500
Net foreign exchange losses (gain)		2,404	1,314	(277)
Amortization of deferred tax benefits on intra-group transfers		(3,488)	(3,488)	(3,487)
Impairment of long-term assets		1,957	500	500
Impairment of loan receivable		15,010	0	0
Drydocking expenditure		(10,405)	(8,947)	(4,248)
Change in assets and liabilities, net of effects from the sale of Golar Eskimo, Golar Igloo and Golar Maria:
Restricted cash		(280,000)	0	0
Trade accounts receivable		911	(10,533)	304
Inventories		(2,252)	(809)	(10,137)
Prepaid expenses, accrued income and other assets		(6,361)	27,612	(50,877)
Amounts due from/to related companies		15,259	(6,003)	3,497
Trade accounts payable		8,944	(1,746)	2,525
Accrued expenses		21,479	13,802	3,349
Other current liabilities	[2]	66,805	29,175	658
Net cash (used in) provided by operating activities		(344,649)	24,873	67,722
Investing activities
Additions to vessels and equipment		(26,110)	(2,359)	(802)
Additions to newbuildings		(559,667)	(1,150,669)	(733,353)
Additions to asset under development		(111,572)	(313,645)	0
Investment in subsidiary, net of cash acquired		(16)	0	0
Proceeds from disposal of investments in available-for-sale securities		207,428	0	99,210
Additions to available-for-sale-securities		(5,023)	0	(12,400)
Additions to investments		0	0	(5,649)
Short-term loan granted to third party		(2,000)	0	(11,960)
Repayment of short-term loan granted to third party		400	0	2,469
Proceeds from disposals to Golar Partners, net of cash disposed		226,872	155,319	119,927
Proceeds from disposal of high yield bond in Golar Partners		0	0	34,483
Short-term loan granted to Golar Partners		0	(20,000)	(20,000)
Additions to other long-term assets		0	(49,873)	0
Repayment of short-term loan granted to Golar Partners		20,000	0	20,000
Proceeds from disposal of fixed assets		18,987	0	0
Restricted cash and short-term receivables		(25,255)	(48,043)	(24,992)
Net cash used in investing activities		(255,956)	(1,429,270)	(533,067)
Financing activities
Proceeds from short-term and long-term debt (including related parties)		918,801	1,222,746	306,358
Repayments of short-term and long-term debt (including related parties)		(215,363)	(239,903)	(9,400)
Financing costs paid		(23,266)	(18,672)	(22,612)
Cash dividends paid		(121,358)	(155,996)	(108,976)
Proceeds from exercise of share options		225	1,338	608
Purchase of treasury shares		(12,269)	0	0
Proceeds from issuance of equity		0	660,947	0
Restricted cash and short-term receivables		(32,340)	0	0
Net cash provided by financing activities		514,430	1,470,460	165,978
Net (decrease) increase in cash and cash equivalents		(86,175)	66,063	(299,367)
Cash and cash equivalents at beginning of period		191,410	125,347	424,714
Cash and cash equivalents at end of period		105,235	191,410	125,347
Cash paid during the year for:
Interest paid, net of capitalized interest		37,964	11,372	0
Income taxes paid		$ 1,278	$ 1,372	$ 1,322

[1]	This includes amounts arising from transactions with related parties (see note 33).
[2]	Includes accretion of discount on convertible bonds of $5.3 million, $5.0 million and $4.7 million for the years ended December 31, 2015, 2014 and 2013, respectively.